A.B. KORELIN & ASSOCIATES INC._

108 SE 124th Avenue                               Phone:  360-891-7114

Vancouver, Washington  98684                   Fax:  360-891-7005

For Golden Goliath Resources Ltd., we hereby submit Golden Goliath’s initial 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or J. Paul Sorbara, President of Golden Goliath, by phone at (604) 682-2950 or by fax at (604) 685-3764.

Sincerely,

/s/ Al Korelin

Al Korelin

A.B. Korelin & Associates